UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund: BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

        MuniHoldings Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.3%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$5,225	$5,865,010
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	940	918,813

		6,783,823
California — 18.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	5,050	5,408,651
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	2,865	3,304,319
California State Public Works Board, LRB, Department of Corrections and Rehabilitation, Series F, 5.25%, 9/01/33	1,260	1,334,340
City & County of San Francisco Airports Commission, RB, Special Facility Lease, SFO Fuel, Series A (AGM), AMT, 6.10%, 1/01/20	1,250	1,255,350
City & County of San Francisco Airports Commission, Refunding ARB, Second Series A, AMT:
5.50%, 5/01/28	1,800	1,968,480
5.25%, 5/01/33	1,410	1,467,782
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	4,045	4,295,021
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	2,800	2,976,708
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	3,500	3,853,430
County of Ventura Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/33	3,175	3,532,854
Emery Unified School District, GO, Election of 2010, Series A (AGM), 5.50%, 8/01/35	1,875	2,007,788
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	2,445	2,744,855
Municipal Bonds	Par (000)	Value
California (concluded)
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	$5,000	$5,274,950
Election of 2008, Series C, 5.25%, 8/01/39	2,000	2,156,860
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	1,675	1,760,961
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	2,670	2,848,276
Sacramento California Municipal Utility District, RB, Series A, 5.00%, 8/15/37	2,000	2,088,000
University of California Medical Center, Refunding RB, Series J, 5.25%, 5/15/38	5,630	5,905,476

		54,184,101
Colorado — 2.2%
City & County of Denver Colorado Airport System, ARB, Subordinate System, Series A, AMT:
5.50%, 11/15/28	1,500	1,612,530
5.50%, 11/15/30	565	597,589
5.50%, 11/15/31	675	708,987
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	3,300	3,696,297

		6,615,403
Florida — 19.7%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/26	2,000	2,218,960
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	405	432,747
County of Hillsborough Aviation Authority, Refunding RB, Series A, 5.50%, 10/01/29	2,995	3,166,014
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,500	2,563,725
County of Miami-Dade Florida, RB, Seaport:
Series A, 5.38%, 10/01/33	1,765	1,844,972
Series A, 5.50%, 10/01/42	3,000	3,130,320
Series B, AMT, 6.25%, 10/01/38	800	854,808

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida, RB, Seaport (concluded):
Series B, AMT, 6.00%, 10/01/42	$1,060	$1,106,629
County of Miami-Dade Florida Aviation, Refunding ARB, AMT Series A:
Miami International Airport (AGM), 5.25%, 10/01/41	4,610	4,649,508
Miami International Airport (AGM), 5.50%, 10/01/41	4,180	4,427,289
5.00%, 10/01/31	5,155	5,221,396
County of Miami-Dade Florida Aviation, Refunding RB, Series A, AMT, 5.00%, 10/01/32	5,000	5,028,400
County of Miami-Dade Florida Transit System Sales Surtax, Refunding RB, 5.00%, 7/01/42	1,880	1,908,952
County of Miami-Dade Florida Water & Sewer System, Refunding RB, Series B, 5.25%, 10/01/29	4,730	5,149,314
County of Orange School Board, COP, Series A (AGC), 5.50%, 8/01/34	7,600	8,143,628
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,805	1,936,982
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	6,965	7,419,188

		59,202,832
Georgia — 2.1%
Augusta Georgia Water & Sewerage, RB, (AGM), 5.25%, 10/01/34	6,290	6,472,913
Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Mortgage, Series E, AMT, 6.00%, 1/01/32	225	225,216
Illinois — 14.8%
City of Chicago Illinois, GARB, O’Hare International Airport Third Lien:
Series A, 5.75%, 1/01/39	2,000	2,083,160
Series C, 6.50%, 1/01/41	9,085	10,216,446
City of Chicago Illinois, RB, O’Hare International Airport Revenue, Series A (AGM), 5.00%, 1/01/38	5,000	4,958,100

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	$1,310	$1,367,339
City of Chicago Illinois Board of Education, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	895	926,450
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	3,400	3,703,756
Sales Tax Receipts, 5.25%, 12/01/40	5,235	5,320,906
Sales Tax Receipts, 5.25%, 12/01/36	1,060	1,087,316
City of Chicago Illinois Wastewater Transmission Revenue, RB, Wastewater Transmission, Second Lien, 5.00%, 1/01/42	2,985	2,892,734
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,205	1,264,864
5.25%, 12/01/43	2,000	2,015,480
Illinois Finance Authority, RB, University of Chicago, Series B, 5.50%, 7/01/37	1,000	1,087,870
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,350	2,584,084
6.00%, 6/01/28	670	718,374
State of Illinois, GO, Various Purposes:
5.50%, 7/01/33	1,000	1,020,970
5.50%, 7/01/38	700	702,548
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	2,500	2,663,200

		44,613,597
Indiana — 1.1%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT:
5.00%, 7/01/40	460	419,023
5.00%, 7/01/44	475	423,900

2	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	$2,370	$2,499,236

		3,342,159
Louisiana — 1.3%
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/28	1,890	1,968,737
5.50%, 5/15/29	2,020	2,085,529

		4,054,266
Massachusetts — 2.3%
Massachusetts HFA, Refunding, HRB, Series C, AMT, 5.35%, 12/01/42	1,500	1,499,190
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 10/15/41	5,085	5,312,147

		6,811,337
Michigan — 4.4%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien:
Series B (AGM), 7.50%, 7/01/33	1,330	1,427,782
Series C-1 (AGM), 7.00%, 7/01/27	4,180	4,414,122
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	3,420	3,537,032
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	3,115	3,746,971

		13,125,907
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,975	2,263,804
Mississippi — 1.2%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,225	2,661,315
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 8/01/38	1,000	1,074,120

		3,735,435

Municipal Bonds	Par (000)	Value
Nevada — 1.5%
County of Clark Nevada, ARB:
Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	$3,210	$3,318,980
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	1,300	1,302,028

		4,621,008
New Jersey — 7.9%
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	6,625	6,756,904
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,400	3,509,820
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.50%, 6/15/39	3,040	3,253,073
Transportation System, Series A, 5.50%, 6/15/41	3,030	3,189,560
Transportation System, Series A (AGC), 5.63%, 12/15/28	2,930	3,334,311
Rutgers-The State University of New Jersey, Refunding RB:
Series J, 5.00%, 5/01/32	2,100	2,278,458
Series L, 5.00%, 5/01/32	1,300	1,410,474

		23,732,600
New York — 7.9%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	940	995,742
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System 2nd General Resolution Series EE:
Fiscal 2009, 5.25%, 6/15/40	6,930	7,304,913
Fiscal 2011, 5.38%, 6/15/43	2,220	2,363,567
New York City Transitional Finance Authority Building Aid, BARB, Fiscal 2011, Sub-Series S-2A, 5.00%, 7/15/30	4,045	4,358,002
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,000	2,143,400
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC), 5.25%, 10/15/27	6,250	6,509,438

		23,675,062

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 1.6%
Ohio Higher Educational Facility Commission, Refunding RB, Kenyon College Project, 5.00%, 7/01/37	$475	$484,457
Ohio State Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/30	1,480	1,597,231
5.25%, 2/15/31	2,500	2,686,075

		4,767,763
Pennsylvania — 1.2%
Pennsylvania Turnpike Commission, RB, Motor License Fund, Enhanced Turnpike Subordinate Special, Series A, 5.00%, 12/01/31	3,360	3,535,190
South Carolina — 6.0%
City of North Charleston South Carolina, RB, Public Facilities Corp., Installment Purchase, 5.00%, 6/01/35	3,380	3,511,313
County of Charleston Airport District, ARB, AMT Series A:
5.50%, 7/01/41	1,500	1,546,380
6.00%, 7/01/38	2,940	3,144,359
South Carolina State Public Service Authority, RB, Series A (AMBAC), 5.00%, 1/01/42	7,000	7,025,970
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38	2,500	2,707,200

		17,935,222
Texas — 22.0%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	2,345	2,539,025
City of Houston Texas Utility System, Refunding RB, Combined First Lien, Series A (AGC), 6.00%, 11/15/35	6,700	7,616,627
County of Tarrant Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	3,000	3,286,650
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	4,555	4,845,017
Municipal Bonds	Par (000)	Value
Texas (concluded)
Dallas-Fort Worth International Airport, ARB, Joint Improvement AMT:
Series A, 5.00%, 11/01/38	$1,615	$1,537,577
Series D, 5.00%, 11/01/38	2,200	2,109,140
Series H, 5.00%, 11/01/37	1,810	1,736,749
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	2,155	2,311,949
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	7,000	7,558,040
North Texas Tollway Authority, Refunding RB, First Tier System:
(NPFGC), Series A, 5.63%, 1/01/33	10,975	11,673,559
(NPFGC), Series B, 5.75%, 1/01/40	1,000	1,081,090
(NPFGC), 5.75%, 1/01/40	11,575	12,513,617
Series K-2 (AGC), 6.00%, 1/01/38	1,000	1,101,280
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	1,070	1,157,975
Waco Educational Finance Corp., Refunding RB, Baylor University, 5.00%, 3/01/43	5,000	5,098,650

		66,166,945
Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	945	990,757
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/18 (a)	2,195	2,780,406

		3,771,163
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	2,400	2,574,552
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	1,865	2,006,703

		4,581,255
Total Municipal Bonds — 121.0%		364,217,001

4	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
Alabama — 1.3%
City of Mobile Alabama Board of Water and Sewer Commissioners, RB, (NPFGC), 5.00%, 1/01/31	$3,750	$3,926,475
California — 2.4%
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	5,189	5,577,694
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	1,500	1,573,408

		7,151,102
Colorado — 3.1%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	9,410	9,458,744
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (c)	1,700	1,901,576
Florida — 7.2%
City of St. Petersburg Florida, Refunding RB, (NPFGC), 5.00%, 10/01/35	6,493	6,712,237
County of Lee Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	1,020	1,067,512
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	12,500	13,979,625

		21,759,374
Illinois — 4.7%
City of Chicago Illinois, ARB, O’Hare International Airport, Series A (AGM), 5.00%, 1/01/38	10,000	9,916,200
City of Chicago Illinois, Refunding RB, Waterworks, Second Lien (AGM), 5.25%, 11/01/33	3,967	4,095,325

		14,011,525

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	$2,304	$2,556,098
Massachusetts — 1.7%
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Series A, (AGM):
5.00%, 8/15/15 (a)	644	675,500
5.00%, 8/15/30	4,350	4,566,361

		5,241,861
Nevada — 6.9%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	10,000	11,341,200
Series B, 5.50%, 7/01/29	8,247	9,455,691

		20,796,891
New Jersey — 1.9%
New Jersey Housing & Mortgage Finance State Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	3,861	4,026,987
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (c)	1,500	1,577,116

		5,604,103
New York — 7.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series FF, 5.00%, 6/15/45	5,958	6,177,388
City of New York New York Transitional Finance Authority, BARB, Series S-3, 5.25%, 1/15/39	2,300	2,521,029
City of New York New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	7,515	7,842,579
City of New York New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	4,400	4,697,132

		21,238,128

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
Texas — 1.4%
County of Tarrant Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	$4,296	$4,319,038
Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,504	2,537,729
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 40.1%		120,502,644
Total Long-Term Investments (Cost — $468,095,880) — 161.1%		484,719,645

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (d)(e)	4,889,426	4,889,426
Total Short-Term Securities (Cost — $4,889,426) — 1.6%		4,889,426
Total Investments (Cost — $472,985,306*) — 162.7%		489,609,071
Other Assets Less Liabilities — 4.0%		12,343,229
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.2%)		(69,953,405)
VMTP Shares, at Liquidation Value — (43.5%)		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$300,998,895

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$407,728,902

Gross unrealized appreciation	$20,659,173
Gross unrealized depreciation	(4,713,304)

Net unrealized appreciation	$15,945,869

Notes to Schedule of investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(c)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $4,822,872.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income
FFI Institutional Tax-Exempt Fund	16,070,448	(11,181,022)	4,889,426	$633

(e)	Represents the current yield as of report date.

6	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	GO	General Obligation Bonds
	AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
	AMBAC	American Municipal Bond Assurance Corp.	HRB	Housing Revenue Bonds
	AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
	ARB	Airport Revenue Bonds	IDB	Industrial Development Board
	BARB	Building Aid Revenue Bonds	LRB	Lease Revenue Bonds
	COP	Certificates of Participation	NPFGC	National Public Finance Guarantee Corp.
	EDA	Economic Development Authority	Q-SBLF	Qualified School Board Loan Fund
	GARB	General Airport Revenue Bonds	RB	Revenue Bonds
	Ginnie Mae	Government National Mortgage Association	S/F	Single Family

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(185)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$23,561,484	$(14,655)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2013	7

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$484,719,645	—	$484,719,645
Short-Term Securities	$4,889,426	—	—	4,889,426

Total	$4,889,426	$484,719,645	—	$489,609,071

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(14,655)	—	—	$(14,655)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$120,088	—	—	$120,088
Cash pledged for financial futures contracts	328,000	—	—	328,000
Liabilities:
TOB trust certificates	—	$(65,934,300)	—	(65,934,300)
VMTP Shares	—	(131,000,000)	—	(131,000,000)

Total	$448,088	$(196,934,300)	—	$(196,486,212)

There were no transfers between levels during the period ended October 31, 2013.

8	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 23, 2013